UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                Oppenheimer Quest International Value Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2004
                                              ---------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS   August 31, 2004 / Unaudited

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
Common Stocks--97.6%
Consumer Discretionary--18.0%
---------------------------------------------------------------------------------------------------------
Auto Components--1.9%
Continental AG                                                               132,000      $   6,847,957
---------------------------------------------------------------------------------------------------------
Automobiles--1.3%
Bayerische Motoren Werke AG                                                  113,474          4,698,430
---------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.0%
Compass Group plc                                                          1,086,000          6,082,814
---------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                 108,800          4,493,440
                                                                                        -----------------
                                                                                             10,576,254
---------------------------------------------------------------------------------------------------------
Household Durables--1.7%
Matsushita Electric Industrial Co.                                           460,500          6,200,700
---------------------------------------------------------------------------------------------------------
Media--3.0%
EMI Group plc                                                              1,171,100          4,696,643
---------------------------------------------------------------------------------------------------------
Vivendi Universal SA 1                                                       236,600          5,843,327
                                                                                        -----------------
                                                                                             10,539,970
---------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--7.1%
Christian Dior SA                                                            114,000          6,538,878
---------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                          408,300          6,861,767
---------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                            250,000          1,528,674
---------------------------------------------------------------------------------------------------------
Swatch Group AG (The)                                                        398,000         10,147,932
                                                                                        -----------------
                                                                                             25,077,251
Consumer Staples--10.0%
---------------------------------------------------------------------------------------------------------
Beverages--5.2%
Diageo plc                                                                   530,200          6,531,934
---------------------------------------------------------------------------------------------------------
Kinki Coca-Cola Bottling Co. Ltd.                                             97,300            855,923
---------------------------------------------------------------------------------------------------------
Mikuni Coca-Cola Bottling Co. Ltd.                                           135,000          1,285,185
---------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                              78,400          9,700,347
                                                                                        -----------------
                                                                                             18,373,389
---------------------------------------------------------------------------------------------------------
Food & Staples Retailing--3.9%
Ito-Yokado Co. Ltd.                                                           81,000          2,995,469
---------------------------------------------------------------------------------------------------------
Tesco plc                                                                  2,275,000         10,907,534
                                                                                        -----------------
                                                                                             13,903,003
---------------------------------------------------------------------------------------------------------
Food Products--0.9%
Cadbury Schweppes plc                                                        424,600          3,409,504
Energy--5.1%
---------------------------------------------------------------------------------------------------------
Oil & Gas--5.1%
BP plc                                                                     1,300,000         11,546,053
---------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            32,900          6,414,528
                                                                                        -----------------
                                                                                             17,960,581
Financials--20.4%
---------------------------------------------------------------------------------------------------------
Capital Markets--2.1%
Credit Suisse Group 1                                                        101,900          3,177,337
---------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                                              63,000          4,288,741
                                                                                        -----------------
                                                                                              7,466,078
---------------------------------------------------------------------------------------------------------
Commercial Banks--12.8%
Aareal Bank AG                                                               147,400         3,984,997
---------------------------------------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl                                      380,100          6,262,867
---------------------------------------------------------------------------------------------------------
Bank of East Asia Ltd.                                                     1,413,000          3,876,643
---------------------------------------------------------------------------------------------------------
Barclays plc 2                                                             1,143,400         10,603,448
---------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                               106,000          6,424,673
---------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                           375,000          9,453,206
---------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                            823,800          4,961,878
                                                                                        -----------------
                                                                                             45,567,712
---------------------------------------------------------------------------------------------------------
Diversified Financial Services--2.8%
Deutsche Boerse AG                                                           161,700          7,817,683
---------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                   154,000          2,125,791
                                                                                        -----------------
                                                                                              9,943,474
---------------------------------------------------------------------------------------------------------
Insurance--2.7%
Axa SA                                                                       239,600          4,899,085
---------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                         80,000          4,527,944
                                                                                        -----------------
                                                                                              9,427,029
Health Care--11.8%
---------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.1%
Terumo Corp.                                                                 177,000          4,001,922
---------------------------------------------------------------------------------------------------------
Pharmaceuticals--10.7%
GlaxoSmithKline plc                                                          180,000          3,669,430
---------------------------------------------------------------------------------------------------------
Novartis AG                                                                  172,538          7,974,503
---------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                         123,400          8,776,180
---------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc                                              318,000          2,762,725
---------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                               326,000         14,741,544
                                                                                        -----------------
                                                                                             37,924,382
Industrials--6.0%
---------------------------------------------------------------------------------------------------------
Aerospace & Defense--1.0%
Bombardier, Inc., Cl. B                                                    1,564,800          3,611,627
---------------------------------------------------------------------------------------------------------
Building Products--1.0%
Wienerberger AG                                                               97,400          3,534,701
---------------------------------------------------------------------------------------------------------
Industrial Conglomerates--1.5%
Siemens AG                                                                    76,500          5,249,680
---------------------------------------------------------------------------------------------------------
Machinery--2.5%
Heidelberger Druckmaschinen AG 1                                              56,024          1,657,898
---------------------------------------------------------------------------------------------------------
SKF AB, B Shares                                                             194,000          7,152,419
                                                                                        -----------------
                                                                                              8,810,317
---------------------------------------------------------------------------------------------------------
Information Technology--7.9%
---------------------------------------------------------------------------------------------------------
Computers & Peripherals--1.8%
NEC Corp.                                                                    985,000          6,320,518
---------------------------------------------------------------------------------------------------------
Office Electronics--2.3%
Canon Sales Co., Inc.                                                        346,900          4,518,639
---------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                   73,800          3,526,349
                                                                                        -----------------
                                                                                              8,044,988
---------------------------------------------------------------------------------------------------------
Software--3.8%
Dassault Systemes SA                                                         231,100          9,931,826
---------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                                       1,193,800          3,518,138
                                                                                        -----------------
                                                                                             13,449,964
Materials--10.3%
---------------------------------------------------------------------------------------------------------
Construction Materials--2.6%
Boral Ltd.                                                                 1,009,300          4,991,571
---------------------------------------------------------------------------------------------------------
Fletcher Building Ltd.                                                     1,250,000          4,215,921
                                                                                        -----------------
                                                                                              9,207,492
---------------------------------------------------------------------------------------------------------
Metals & Mining--5.6%
Alcan, Inc.                                                                  115,000          5,004,532
---------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG                                                           43,000          3,602,752
---------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                447,426         11,121,133
                                                                                        -----------------
                                                                                             19,728,417
---------------------------------------------------------------------------------------------------------
Paper & Forest Products--2.1%
UPM-Kymmene Oyj                                                              394,500          7,542,654
Telecommunication Services--8.1%
---------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--2.8%
Deutsche Telekom AG 1                                                        582,900         10,186,464
---------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--5.3%
NTT DoCoMo, Inc.                                                               5,106          9,488,013
---------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                         4,058,022          9,234,416
                                                                                        -----------------
                                                                                             18,722,429
                                                                                        -----------------
Total Common Stocks (Cost $321,759,522)                                                     346,397,226
                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
Short-Term Notes--2.3%
Federal Home Loan Bank,
1.40%, 9/1/04 (Cost $8,200,000)                                          $ 8,200,000          8,200,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $329,959,522)                                 99.9%       354,526,877
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.1            266,207
                                                                     ------------------------------------
Net Assets                                                                     100.0%     $ 354,793,094
                                                                     ====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                        CONTRACTS     EXPIRATION     EXERCISE      PREMIUM
                  SUBJECT TO CALL           DATE        PRICE     RECEIVED     VALUE
--------------------------------------------------------------------------------------
 Barclays plc                 200        9/19/04        $5.50      $45,180   $17,123

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                      Value          Percent
--------------------------------------------------------------------------------
United Kingdom                                    $ 84,083,772            23.7 %
France                                              67,982,050            19.2
Japan                                               62,550,605            17.7
Germany                                             44,731,850            12.6
Switzerland                                         25,827,716             7.3
Italy                                               13,124,634             3.7
United States                                       12,693,440             3.6
Canada                                               8,616,159             2.4
Finland                                              7,542,654             2.1
Sweden                                               7,152,419             2.0
Austria                                              7,137,453             2.0
Australia                                            4,991,571             1.4
New Zealand                                          4,215,921             1.2
Hong Kong                                            3,876,643             1.1
                                                  ------------------------------
Total                                             $354,526,887           100.0 %
                                                  ==============================


The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                             $330,015,982
                                                           =====================

Gross unrealized appreciation                              $ 39,062,285
Gross unrealized depreciation                               (14,551,380)
                                                           ---------------------
Net unrealized appreciation                                $ 24,510,905
                                                           =====================


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         (a)  Exhibits attached hereto. (Attach certifications as exhibits)